Consolidated Balance Sheets - USD ($)	Dec. 31, 2024	Dec. 31, 2023 [1]
Current assets
Cash and cash equivalents	$ 457,740	$ 54,104
Accounts receivable, net	49,245	9,374
Inventories	80,813	126,264
Deposits, other receivables and deferred legal & IPO cost, net	195,446	512,581
Deposit with a digital asset trading platform	1,000,000
Receivable from agents	1,191,795
Prepayments	197,706	1,262,228
Loan to A SPAC I		140,000
Due from shareholders		354,285
Total current assets	3,172,745	2,458,836
Non-current assets
Plant and equipment, net	273,096	162,157
Right-of-use assets, net	98,570	283,847
Prepayments	33,333	1,582,156
Total non-current assets	404,999	2,028,160
TOTAL ASSETS	3,577,744	4,486,996
Current liabilities
Accounts payable	1,298,964	172,626
Accrued liabilities and other payables	500,729	241,613
Contract liabilities	63,489	7,937
Operating lease liabilities, current	108,526	207,128
Finance lease liabilities, current		6,446
Convertible notes	82,447
Promissory note	500,000
Taxes payable	11,746	486,706
Total current liabilities	2,720,354	1,122,456
Non-current liabilities
Operating lease liabilities, non-current	10,231	118,979
Convertible notes, non-current	2,328,916
Total non-current liabilities	2,339,147	118,979
Total liabilities	5,059,501	1,241,435
Shareholders’ equity
Ordinary shares, no par value, 10,000,000 shares authorized and 1,138,519* and 507,469* shares issued and outstanding as of December 31, 2024 and 2023 respectively
Subscription receivable	(204,000)	(127,564)
Additional paid-in capital	122,505	4,331,815
Accumulated deficit	(985,994)	(461,351)
Accumulated other comprehensive (loss) income	18,875	(7,288)
Equity attributable to the shareholders of the Company	(1,048,614)	3,735,612
Non-controlling interests	(433,143)	(490,051)
Total shareholders’ equity	(1,481,757)	3,245,561
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	3,577,744	4,486,996
Related Party
Current liabilities
Due to related parties	$ 154,453

[1]	Re-presented as mentioned in Note 23